Stockholders' (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' (Deficit)

Note 8 - Stockholders’ (Deficit)

Capital Stock

The Company has 260,000,000 authorized shares of capital stock, consisting of 250,000,000 shares of common stock, par value $0.001, and 10,000,000 shares of Preferred Stock, par value $0.001 per share.

During the nine months ended September 30, 2020, the Company received cash of $5,400 from the exercise of 100,000 options.

Common Stock Options

A summary of the Company’s option activity and related information follows:

	Number of Shares Under Options	Range of Option Price Per Share	Weighted Average Exercise Price
Options Outstanding at December 31, 2019	8,425,824	$0.05 – 0.65	$0.17
Options Granted	350,000	0.13	0.13
Exercised	(100,000)	0.05	0.05
Expire/Cancelled	(250,000)	0.36	0.36
Options Outstanding at September 30, 2020	8,425,824	$0.05 – 0.65	$0.13

Options Exercisable at September 30, 2020	4,869,403	$0.05 – 0.65	$0.19

Share-based compensation expense for options totaling $116,559 was recognized in our results for the nine months ended September 30, 2020 based on awards vested.

The valuation methodology used to determine the fair value of the options issued during the year was the Black-Scholes option-pricing model. The Black-Scholes model requires the use of a number of assumptions including volatility of the stock price, the average risk-free interest rate, and the weighted average expected life of the options.

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term of the options.

Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the expected life of the award. The Company’s calculation of estimated volatility is based on historical stock prices of these peer entities over a period equal to the expected life of the awards. The Company uses the historical volatility of peer entities due to the lack of sufficient historical data of its stock price.

As of September 30, 2020, there was $306,282 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans that is expected to be recognized over a weighted average period of approximately 2.25 year.

The weighted average fair value of options granted, and the assumptions used in the Black-Scholes model during the nine months ended September 30, 2020 are set forth in the table below.

2020
Weighted average fair value of options granted	$0.13
Risk-free interest rate	0.66% - 0.83%
Volatility	221% - 223%
Expected life (years)	10
Dividend yield	0.00%

Dividends

Each share of Series A Preferred Stock, in preference to the holders of all Common Stock (as defined below), shall entitle its holder to receive, but only out of funds that are legally available therefore, cash dividends at the rate of ten percent (10%) per annum from the Original Issue Date on the Original Issue Price for such share of Series A Preferred Stock, compounding annually unless paid by the Corporation. Accrued dividends at September 30, 2020 and December 31, 2019 were $1,076,874 and $970,997 respectively.

Note 8 - Stockholders’ (Deficit)

Capital Stock

The Company has 260,000,000 authorized shares of capital stock, consisting of 250,000,000 shares of common stock, par value $0.001, and 10,000,000 shares of Preferred Stock, par value $0.001 per share.

During the year ended December 31, 2019, the Company issued to its Chief Technology Officer 200,000 shares of common stock as compensation with a total value of $26,000.

Common Stock Options

2008 Equity Incentive Plan

In October 2008, the Company adopted, the Euro Trend, Inc. 2008 Equity Incentive Plan (the “2008 Plan). Under the 2008 Plan, we may grant options (including incentive stock options) to purchase our common stock or restricted stock awards to our employees, consultants or non-employee directors. The 2008 Plan is administered by the Board of Directors. Awards may be granted pursuant to the 2008 Plan for 10 years from the effective date of the 2008 Plan. Any grant under the 2008 Plan may be repriced, replaced or regranted at the discretion of the Board of Directors. From time to time, we may issue awards pursuant to the 2008 Plan.

The material terms of options granted under the 2008 Plan (all of which have been nonqualified stock options) are consistent with the terms described in the footnotes to the “Outstanding Equity Awards at Fiscal Year-End December 31, 2017” table below, including five-year graded vesting schedules and exercise prices equal to the fair market value of our common stock on the date of grant. Stock grants made under the 2008 Plan have not been subject to vesting requirements. The 2008 Plan was terminated with respect to the issuance of new awards as of February 3, 2013. There are 369,839 options outstanding under the 2008 Plan as of December 31, 2019.

2010 Incentive Award Plan

On August 12, 2010, the Company adopted the Data Storage Corporation 2010 Incentive Award Plan (the “2010 Plan”) with 2,000,000 shares of common stock available for issuance under the terms of the 2010 Plan. On April 23, 2012, the Company amended and restated the 2010 Plan to change the name of the 2010 Plan to the “Amended and Restated Data Storage Corporation Incentive Award Plan” (the “Plan”). On September 25, 2013, by written consent in lieu of a meeting by the stockholders owning a majority of the outstanding shares of Common Stock of the Company and by unanimous written consent of the Board of Directors in lieu of a meeting, the Plan was amended and restated to reserve 5,000,000 shares of common stock available for issuance under the terms of the Plan. On June 20, 2017, by written consent in lieu of a meeting by the stockholders owning a majority of the outstanding shares of Common Stock of the Company and by unanimous written consent of the Board of Directors in lieu of a meeting, the Plan was amended and restated to reserve 8,000,000 shares of common stock available for issuance under the terms of the Plan. On July 1, 2019, by written consent in lieu of a meeting by the stockholders owning a majority of the outstanding shares of Common Stock of the Company and by unanimous written consent of the Board of Directors in lieu of a meeting, the Plan was amended and restated to reserve 10,000,000 shares of common stock available for issuance under the terms of the Plan The Plan is intended to promote the interests of the Company by attracting and retaining exceptional employees, consultants, directors, officers and independent contractors (collectively referred to as the “Participants”) and enabling such Participants to participate in the long-term growth and financial success of the Company. Under the Plan, the Company may grant stock options, which are intended to qualify as “incentive stock options” under Section 422 of the Internal Revenue Code of 1986, as amended, non-qualified stock options, stock appreciation rights and restricted stock awards, which are restricted shares of common stock (collectively referred to as “Incentive Awards”). Incentive Awards may be granted pursuant to the Plan for 10 years from the Effective Date. From time to time, we may issue Incentive Awards pursuant to the Plan. Each of the awards will be evidenced by and issued under a written agreement. There are 8,305,985 options outstanding under the Plan as of December 31, 2019.

If an incentive award granted under the Plan expires, terminates, is unexercised or is forfeited, or if any shares are surrendered to us in connection with an incentive award, the shares subject to such award and the surrendered shares will become available for future awards under the Plan. The number of shares subject to the Plan, and the number of shares and terms of any Incentive Award may be adjusted in the event of any change in our outstanding common stock by reason of any stock dividend, spin-off, stock split, reverse stock split, recapitalization, reclassification, merger, consolidation, liquidation, business combination or exchange of shares, or similar transaction.

There are 1,944,015 shares available for future grants under the plans.

A summary of the Company’s option activity and related information follows:

	Number of Shares Under Options	Range of Option Price Per Share	Weighted Average Exercise Price
Options Outstanding at January 1, 2018	5,052,148	$0.02 – 0.85	$0.28
Options Granted	1,022,004	0.35 – 0.65	0.37
Expired/Cancelled	(308,633)	0.02 – 0.14	0.27
Options Outstanding at December 31, 2018	5,765,519	$0.02 – 0.65	$0.26
Options Granted	2,852,537	0.05	0.05
Exercised	(100,000)	0.05	0.05
Expire/Cancelled	(92,232)	0.05	0.05
Options Outstanding at December 31, 2019	8,425,824	$0.05 – 0.65	$0.17

Options Exercisable at December 31, 2019	4,599,199	$0.05 – 0.65	$0.21

Share-based compensation expense for options totaling $15,340 and $32,003 was recognized in our results for the year ended December 31, 2019 and 2018, respectively based on awards vested.

The valuation methodology used to determine the fair value of the options issued during the year was the Black-Scholes option-pricing model. The Black-Scholes model requires the use of a number of assumptions including volatility of the stock price, the average risk-free interest rate, and the weighted average expected life of the options.

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term of the options.

Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the expected life of the award. The Company’s calculation of estimated volatility is based on historical stock prices of these peer entities over a period equal to the expected life of the awards. The Company uses the historical volatility of peer entities due to the lack of sufficient historical data of its stock price.

As of December 31, 2019, there was $378,360 of total unrecognized compensation expense related to unvested employee options granted under the Company’s share-based compensation plans that is expected to be recognized over a weighted average period of approximately 3 year.

The weighted average fair value of options granted, and the assumptions used in the Black-Scholes model during the year ended December 31, 2019 are set forth in the table below.

	2019	2018
Weighted average fair value of options granted	$0.05	$0.05
Risk-free interest rate	1.79%	2.86%
Volatility	225%	85%
Expected life (years)	10	10
Dividend yield	0.00%	0.00%

Common Stock Warrants

A summary of the Company’s warrant activity and related information follows:

	Number of Shares Under Warrants	Range of Warrants Price Per Share	Weighted Average Exercise Price
Warrants Outstanding at January 1, 2018	133,334	$0.01	$0.01
Warrants Granted	—	—	—
Warrants Outstanding at December 31, 2018	133,334	$0.01	$0.01
Warrants Granted	—	—	—
Warrants Outstanding at December 31, 2019	133,334	$0.01	$0.01
Warrants Exercisable at December 31, 2019	133,334	$0.01	$0.01

Preferred Stock

Liquidation preference

Upon any liquidation, dissolution, or winding up of the Corporation, whether voluntary or involuntary, before any distribution or payment shall be made to the holders of any Common Stock, the holders of Series A Preferred Stock shall be entitled to be paid out of the assets of the Corporation legally available for distribution to stockholders, for each share of Series A Preferred Stock held by such holder, an amount per share of Series A Preferred Stock equal to the Original Issue Price for such share of Series A Preferred Stock plus all accrued and unpaid dividends on such share of Series A Preferred Stock as of the date of the Liquidation Event.

Conversion

The number of shares of Common Stock to which a share of Series A Preferred Stock may be converted shall be the product obtained by dividing the Original Issue Price of such share of Series A Preferred Stock by the then-effective Conversion Price (as defined herein) for such share of Series A Preferred Stock. The Conversion Price for the Series A Preferred Stock shall initially be equal to $0.02 and shall be adjusted from time to time.

Voting

Each holder of shares of Series A Preferred Stock shall be entitled to the number of votes, upon any meeting of the stockholders of the Corporation (or action taken by written consent in lieu of any such meeting) equal to the number of shares of Class B Common Stock into which such shares of Series A Preferred Stock could be converted.

Dividends

Each share of Series A Preferred Stock, in preference to the holders of all Common Stock (as defined below), shall entitle its holder to receive, but only out of funds that are legally available therefore, cash dividends at the rate of ten percent (10%) per annum from the Original Issue Date on the Original Issue Price for such share of Series A Preferred Stock, compounding annually unless paid by the Corporation. Accrued dividends at December 31, 2019 and 2018 were $970,997 and $846,685, respectively.